Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Recurring fair value measurement [member]
Summary of Fair Value Hierarchy for Assets

The following table summarizes the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis as at December 31, 2017:

Quoted Prices in
			Active Markets for	Significant Other	Significant
		Carrying	Identical Items	Observable Inputs	Unobservable Inputs
		Amount	(Level 1)	(Level 2)	(Level 3)
	Note	$	$	$	$

Investments held for self-insured liabilities	15	147.1	-	147.1	-

Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Summary of Fair Value Hierarchy for Liabilities

The following table summarizes the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis as at December 31, 2017:

Quoted Prices in
		Fair Value	Active Markets for	Significant Other	Significant
		Amount of	Identical Items	Observable Inputs	Unobservable Inputs
		Liability	(Level 1)	(Level 2)	(Level 3)
	Note	$	$	$	$

Notes payable	18	60.7	-	60.7	-